Deposits, Prepayment and Other Receivables	8 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
4.	Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	April 30,	April 30,	December 31,
	2011	2012	2012
	HK$	HK$	HK$

Prepaid insurance	664	1,067	833
Prepaid electricity	622	380	426
Prepaid renovation	-	1,188	1,188
Rental deposits / prepaid rent	5,516	7,825	7,618
Deposit for the import processing arrangement	297	314	320
Loans to workers	-	5,506	5,217
Other receivables	-	2,181	18,260
Others	1,258	2,053	1,609
	8,357	20,514	35,471